Expense Example, No Redemption - FidelityValueDiscoveryfund-AMCIZPRO - FidelityValueDiscoveryfund-AMCIZPRO - Fidelity Value Discovery Fund	Feb. 10, 2025 USD ($)
Fidelity Advisor Value Discovery Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 55
3 Years	173
5 Years	302
10 Years	677
Fidelity Advisor Value Discovery Fund - Class I
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	822
Fidelity Advisor Value Discovery Fund - Class A
Expense Example, No Redemption:
1 Year	663
3 Years	848
5 Years	1,050
10 Years	1,630
Fidelity Advisor Value Discovery Fund - Class M
Expense Example, No Redemption:
1 Year	464
3 Years	706
5 Years	966
10 Years	1,710
Fidelity Advisor Value Discovery Fund - Class C
Expense Example, No Redemption:
1 Year	169
3 Years	523
5 Years	902
10 Years	$ 1,766